Risk Management and Report - Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book (Details)	12 Months Ended
Dec. 31, 2024
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Derivatives [Member]
Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	0
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Bonds [Member]
Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	238
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Derivatives [Member]
Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	133
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Bonds [Member]
Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	253
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book USD Offshore SOFR Derivatives [Member]
Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(6)
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book Spread USD On/Off Derivatives [Member]
Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(18)
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio CLP Bonds [Member]
Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	318
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio CLF Bonds (bps) [Member]
Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	366
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio USD Offshore Libor Derivatives [Member]
Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(8)
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio Spread USD On/Off Derivatives [Member]
Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	10
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Derivatives [Member]
Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(15)
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Bonds [Member]
Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	133
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Derivatives [Member]
Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(18)
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Bonds [Member]
Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	125
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book USD Offshore SOFR Derivatives [Member]
Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	9
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book Spread USD On/Off Derivatives [Member]
Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	14
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio CLP Bonds [Member]
Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	158
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio CLF Bonds (bps) [Member]
Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	215
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio USD Offshore Libor Derivatives [Member]
Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(9)
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio Spread USD On/Off Derivatives [Member]
Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	0